Consolidated Statements of Stockholders' Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Statement of Stockholders' Equity [Abstract]
Net income attributable to redeemable noncontrolling interests	$ (0.1)	$ 0.7	$ (0.3)